Related Party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due from Related Parties, Current	$ 5,027	$ 8,492
Due to Related Parties, Current	3,006	2,771
CMFG Life Insurance Company [Member]
Due from Related Parties, Current	5,001	8,492
Other Related Parties
Due from Related Parties, Current	26
Due to Related Parties, Current	58	22
CUNA Brokerage Services, Inc [Member]
Due to Related Parties, Current	$ 2,948	$ 2,749